Pension and other post-employment benefits - Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Actuarial losses (gains)
Beginning balance	$ (21.0)	$ (6.9)
Additions to AOCI	(21.9)	(31.0)
Amortization during the year	3.2	1.5
Reclassification to regulatory accounts	4.1	15.4
Ending balance	(35.6)	(21.0)
Past service losses (gains)
Beginning balance	(1.9)	(2.6)
Additions to AOCI	0.0	0.0
Amortization during the year	1.4	1.5
Reclassification to regulatory accounts	(0.8)	(0.8)
Ending balance	(1.3)	(1.9)
OPEB
Actuarial losses (gains)
Beginning balance	(33.5)	(35.3)
Additions to AOCI	(10.8)	(17.0)
Amortization during the year	4.9	3.5
Reclassification to regulatory accounts	8.8	15.3
Ending balance	(30.6)	(33.5)
Past service losses (gains)
Beginning balance	(0.5)	(1.3)
Additions to AOCI	0.7	0.8
Amortization during the year	0.9	0.0
Reclassification to regulatory accounts	(0.7)	0.0
Ending balance	$ 0.4	$ (0.5)